Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,252)	$ (871)	$ (1,532)	$ (1,051)
Less: Net loss (income) from discontinued operations	58	(14)	(20)	46
Loss from continuing operations	(1,194)	(885)	(1,552)	(1,005)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Share-based compensation	150	5	10	39
Change in fair value of convertible securities	326	379	443	(219)
Effect of exchange rates	6	(5)	4	(13)
Accrued interest on short-term debt from shareholders		18	29	49
Change in operating assets and liabilities:
Prepaid expenses and other current assets	88	221	88	12
Accounts payable	13	(4)	(5)	(116)
Accrued expense and other current liabilities	178	98	322	271
Cash used in operating activities from continuing operations	(433)	(173)	(661)	(982)
Net cash used in operating activities from discontinued operations		(7)	(4)	(47)
Net cash used in operating activities	(433)	(180)	(665)	(1,029)
Cash flows from investing activities:
Cash used in investing activities from continuing operations
Cash used in investing activities from discontinued operations
Cash used in investing activities
Cash flows from financing activities:
Proceeds from issuance of convertible securities (of which $50, $150, $200 and $100 are with related parties in June 30, 2025 and 2024, December 31, 2024 and 2023, respectively)	435	951	1,000	995
Proceeds from short-term debt from shareholders (of which $0 and $60 are with related parties in 2024 and 2023, respectively)				60
Payments in connection with deferred offering costs	(75)	(70)	(230)
Net cash provided by financing activities	360	881	770	1,055
Cash used in financing activities from discontinued operations
Cash provided by financing activities	360	881	770	1,055
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6)	5	(4)	13
Net increase (decrease) in cash and cash equivalents	(79)	706	101	39
Cash, cash equivalents and restricted cash at beginning of period	311	210	210	171
Cash, cash equivalents and restricted cash at end of period	232	916	311	210
Supplemental disclosure of non-cash financing activities:
Offering cost included in accrued expense and other current liabilities	43	21	30
Conversion of short-term debt from shareholders to 2024 SAFEs			636
Cash and cash equivalents	203	900	284	193
Restricted cash	29	16	27	17
Cash, cash equivalents and restricted cash at end of year	$ 232	$ 916	$ 311	$ 210